Accounts Receivable	12 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable are as follows:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Trade receivables	473,515,321	531,234,070	74,006,585
Allowance for expected credit losses	(29,354,030)	(30,317,255)	(4,223,518)
Accounts receivable	444,161,291	500,916,815	69,783,067

The allowance for expected credit losses reflects LakeShore Group’s best estimate of probable losses inherent in the accounts receivable balance. In determining the amount of the allowance for credit losses, LakeShore Group considers historical collectability based on past due status, the age of the receivable balances, credit quality of customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect LakeShore Group’s ability to collect from customers. Bad debts are written off as incurred. During the years ended March 31, 2023, 2024 and 2025, LakeShore Group’s accounts receivable had been written off of nil, nil,RMB1.9 million.

Below is an analysis of the movements in the allowance for expected credit losses:

	Year Ended March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	24,366,824	29,354,030	$4,089,330
Additions	4,987,206	2,890,210	402,638
Write off	-	(1,926,985)	(268,450)
Balance at end of the year	29,354,030	30,317,255	$4,223,518